LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES [Abstract]
Bank deposits	$ 31